U.S. Securities and Exchange Commission
Washington, D.C. 20549
FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Fee being Paid covers the contracts 33-200000,  33-25372,  33-61079

1.   Name and address of issuer:

	The Prudential Insurance Company of America
	The Prudential Variable Appreciable Account
	Prudential Plaza
	Newark, New Jersey 07101

2.   Name of each series or class of funds for which this notice is filed:
		N/A
3.   Investment Company Act File Number:
	811-5466
      Securities Act File Number:
	33-61079
4.   Last Day of fiscal year for which this noticed is filed:
	December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
issuer's 24f-2 declaration:                          [   ]

6.   Date of Termination of issuer's declaration under rule 24f-2(a)(1), If
 applicable (see instruction a.6):                N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule
24f-2 in a prior fiscal year, but which remained unsold at the beginning of
the fiscal  year: 					-0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.
					- 0 -

9.   Number and aggregate sale price of securities sold during the fiscal year:
				Sale price 			$407,701,000
				Number of shares	                  23,234,604

10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
				Sale price 			$407,701,000
				Number of shares	                  23,234,604



11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable.
								-0-
12.  Calculation of registration fee:
	(I) 	Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10).
								$ 407,701,000
	(II)	Aggregate price of shares issued in connection with the dividend reinvestment plans (from Item 11, If applicable):
								-0-
		(III)	Aggregate price of shares redeemed or repurchased during the fiscal year
 		(if applicable):
								$46,828,000
	(IV) 	Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (If applicable):
									-0-
	(V)	     	Net aggregate price of securities sold and issued during the fiscal year in reliance in rule 24f-2 line (I) plus line (ii) less line (iii)
plus line (iv) (If applicable):  	$ 360,873,000

	(VI)	Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction c.6):
									1/3300

	(VII)	Fee due line (I) or line (v) multiplied by line (VI):
								$109,355.45

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction c.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and other Procedures (17 CFR 202.3a).
								[  X ]
Dates of mailing or wire of filing fees to Commission's lockbox depository:
	Fee being paid covers the contracts 33-200000,  33-25372,  33-61079
02/25/97

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities on the dates indicated.


By:  /s/ Linda Dougherty
          Linda  Dougherty
          Vice President & Comptroller

Date: 2/27/97


SHEA & GARDNER
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036
(202) 828-2000


								February 25, 1997

The Prudential Insurance Company of America
The Prudential Variable Appreciable Account
Prudential Plaza
Newark, New Jersey 07101

	Re:	Registration No. 33-200000,  33-25372,  33-61079

Ladies and Gentlemen:

	We have served as counsel to The Prudential Insurance Company of America (the
"Company") and to The Prudential Variable Appreciable Account (the "Account")
in connection with the registration with the Securities and Exchange
Commission of an indefinite number of securities (specifically variable life insurance contracts) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  The Company and the Account are preparing to file a
Rule 24f-2 Notice with the Commission pursuant to which the registration of
$407,701,000 worth of such securities issued during the year ended
December 31, 1996 is made definite.

	Based on our examination of the relevant documents contained in the Account's registration statement, and assuming that the variable life insurance contracts were issued in accordance with the terms described in that registration statement, that the Account received payment for the contracts, and that the appropriate action was taken to qualify the sale of the variable life insurance contracts under applicable state laws, we are of the opinion that the variable life insurance contracts are valid, legal and binding obligations of the Account in accordance with their terms and are nonassessable.



	We consent to the filing of this opinion, in connection with the Rule 24f-2
Notice, with the Securities and Exchange Commission.

Very truly yours,

			SHEA & GARDNER


By: __/S/_Christopher E. Palmer
Christopher E. Palmer


CEP:mlp